Intangible assets and property, plant and equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Intangible assets
Beginning balance	$ 1,181
Additions	8
Charge for the period	(72)
Foreign exchange	(19)
Ending balance	1,098
Property, plant and equipment
Beginning balance	2,515
Additions	115
Disposals	(7)
Charge for the period	(168)
Foreign exchange	(26)
Ending balance	$ 2,429